Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss	$ (14,540,647)	$ (11,666,120)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,273,069	2,020,623		$ 4,446,670	$ 3,343,802
Amortization of operating ROU assets	877,899	924,396		1,885,456
Stock based compensation	915,117	(103,552)		122,032	392,566
Changes in assets and liabilities:
Accounts receivable (including amounts with related parties)	5,061,505	(376,897)		(7,860,356)	1,933,814
Prepaid expenses and other current assets	(1,718,813)	(1,064,939)		(226,423)	(255,325)
Other assets	(142,064)	363,158		363,156	(142,251)
Accounts payable	(1,161,500)	934,885		3,832,398	(443,221)
Accrued expenses and other current liabilities	(2,814,047)	2,688,055		6,782,108	735,379
Deferred revenue	906,617	(2,154,719)		631,513	(2,889,187)
Operating lease liabilities	(604,789)	(3,195,432)		(3,607,302)
Other long-term liabilities	944,693	394,298		(170,677)
Net cash used in operating activities	(9,002,960)	(11,236,244)		(25,475,509)	(15,598,347)
Investing activities
Capitalized software development costs	(6,117,212)	(2,568,383)		(5,814,284)	(4,429,289)
Purchases of fixed assets	(384,476)			(352,009)	(16,664)
Net cash used in investing activities	(6,501,688)	(2,568,383)		(6,166,293)	(3,991,753)
Financing activities
Cash received from stock option exercises	1,132,986	72,991		131,802	39,863
Net cash provided by financing activities	1,132,986	72,991		36,316,875	34,768,320
Net increase in cash, cash equivalents, and restricted cash	(14,371,662)	(13,731,636)		4,675,073	15,178,220
Cash, cash equivalents, and restricted cash, beginning of period	33,483,090	28,808,017	$ 15,076,381	28,808,017	13,629,797
Cash, cash equivalents, and restricted cash, end of year	19,111,428	15,076,381	$ 19,111,428	33,483,090	$ 28,808,017
Supplemental disclosures of non-cash activities
Net change in accounts payable and accrued expenses and other current liabilities related to capitalized software and fixed asset additions	(948,342)	$ (50,614)		(374,935)
ROU asset obtained in exchange for operating lease liabilities	$ (1,305,448)			$ (4,095,709)